Income Taxes - Reconciliation of Statutory Federal Income Tax Rate to the Company's Effective Tax Rate (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Expected income tax provision at the federal statutory rate	21.00%		21.00%	21.00%
State taxes, net of federal benefits			(1.20%)	5.00%
Change in valuation allowance			(15.50%)	(26.60%)
Derivative liability			(4.40%)	9.80%
PIPE Transactions			0.00%	(9.80%)
Other			0.00%	0.50%
Income tax provision	0.00%	0.00%	(0.10%)	(0.10%)